Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

NOTE 14. Stock-Based Compensation

The 3M 2008 Long-Term Incentive Plan provides for the issuance or delivery of up to 64 million shares of 3M common stock pursuant to awards granted under the plan. In May 2012, shareholders approved an additional 36 million shares, increasing the number of approved shares to 100 million shares. Awards under this plan may be issued in the form of Incentive Stock Options, Nonqualified Stock Options, Progressive Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Other Stock Awards, and Performance Units and Performance Shares. Awards denominated in shares of common stock other than options and Stock Appreciation Rights, per the 2008 Plan, count against the 100 million share limit as 3.38 shares for every one share covered by such award (for full value awards with grant dates prior to May 11, 2010), as 2.87 shares for every one share covered by such award (for full value awards with grant dates on or after May 11, 2010 and prior to May 8, 2012), or as 3.50 shares for every one share covered by such award (for full value awards with grant dates of May 8, 2012 or later). The remaining total shares available for grant under the 2008 Long Term Incentive Plan Program are 48,786,751 as of December 31, 2012. There were approximately 11,564 participants with outstanding options, restricted stock, or restricted stock units at December 31, 2012.

The Company's annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Stock options vest over a period from one to three years with the expiration date at 10 years from date of grant. Accounting rules require recognition of expense under a non-substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed five years of service. This retiree-eligible population represents 30 percent of the 2012 annual stock-based compensation award expense dollars; therefore, higher stock-based compensation expense is recognized in the first quarter. Beginning in 2007, the Company reduced the number of traditional stock options granted under the Management Stock Ownership Program (MSOP) plan by reducing the number of employees eligible to receive annual grants and by shifting a portion of the annual grant away from traditional stock options primarily to restricted stock units. However, associated with the reduction in the number of eligible employees, the Company provided a one-time “buyout” grant in 2007 of restricted stock units to the impacted employees. 3M also has granted progressive (reload) options. These options are nonqualified stock options that were granted to certain participants under the 1997 or 2002 MSOP, but for which the reload feature was eliminated in 2005 (on a prospective basis only). Participants who had options granted prior to this effective date may still qualify to receive new progressive (reload) stock options.

In addition to the annual grants, the Company makes other minor grants of stock options, restricted stock units and other stock-based grants. The Company issues cash settled Restricted Stock Units and Stock Appreciation Rights in certain countries. These grants do not result in the issuance of Common Stock and are considered immaterial by the Company.

Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares, and the General Employees' Stock Purchase Plan (GESPP), are provided in the following table. Capitalized stock-based compensation amounts were not material for the twelve months ended 2012, 2011 and 2010. The income tax benefits shown in the table can fluctuate by period due to the amount of employee “disqualifying dispositions” related to Incentive Stock Options (ISOs). The Company last granted ISOs in 2002.

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2012	2011	2010
Cost of sales	$27	$29	$31
Selling, general and administrative expenses	167	192	209
Research, development and related expenses	29	32	34

Stock-based compensation expenses	$223	$253	$274

Income tax benefits	$(67)	$(80)	$(98)

Stock-based compensation expenses, net of tax	$156	$173	$176

The following table summarizes stock option activity during the twelve months ended December 31:

Stock Option Program
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Under option —
January 1	64,148,415	$77.28	70,335,044	$74.80	74,268,165	$72.39
Granted:
Annual	5,770,190	87.91	5,514,500	89.46	5,788,313	78.79
Progressive (Reload)	110,065	89.65	237,839	94.02	188,105	88.67
Other	51,661	89.25	8,953	86.71	27,911	82.13
Exercised	(13,123,617)	68.78	(11,625,863)	68.47	(9,678,654)	59.11
Canceled	(391,684)	83.65	(322,058)	75.09	(258,796)	70.76
December 31	56,565,030	$80.33	64,148,415	$77.28	70,335,044	$74.80
Options exercisable
December 31	45,207,143	$78.78	52,644,364	$76.90	58,201,617	$75.87

Outstanding options under grant include grants from previous plans. For options outstanding at December 31, 2012, the weighted-average remaining contractual life was 55 months and the aggregate intrinsic value was $709 million. For options exercisable at December 31, 2012, the weighted-average remaining contractual life was 44 months and the aggregate intrinsic value was $637 million. As of December 31, 2012, there was $54 million of compensation expense that has yet to be recognized related to non-vested stock option based awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 21 months.

The total intrinsic values of stock options exercised during 2012, 2011 and 2010 was $282 million, $287 million and $263 million, respectively. Cash received from options exercised during 2012, 2011 and 2010 was $903 million, $796 million and $571 million, respectively. The Company's actual tax benefits realized for the tax deductions related to the exercise of employee stock options for 2012, 2011 and 2010 was $98 million, $96 million and $93 million, respectively.

The Company does not have a specific policy to repurchase common shares to mitigate the dilutive impact of options; however, the Company has historically made adequate discretionary purchases, based on cash availability, market trends, and other factors, to satisfy stock option exercise activity.

For annual and progressive (reload) options, the weighted average fair value at the date of grant was calculated using the Black-Scholes option-pricing model and the assumptions that follow.

Stock Option Assumptions

	Annual			Progressive (Reload)
	2012	2011	2010	2012	2011	2010
Exercise price	$87.89	$89.47	$78.72	$87.89	$93.94	$86.72
Risk-free interest rate	1.1%	2.8%	2.8%	0.2%	0.4%	0.6%
Dividend yield	2.6%	2.6%	2.5%	2.6%	2.6%	2.5%
Volatility	24.5%	22.0%	25.7%	23.4%	21.5%	33.2%
Expected life (months)	74	72	72	19	15	17
Black-Scholes fair value	$14.94	$16.10	$16.50	$8.50	$7.49	$12.01

Expected volatility is a statistical measure of the amount by which a stock price is expected to fluctuate during a period. For the 2012 annual grant date, the Company estimated the expected volatility based upon the average of the most recent one year volatility, the median of the term of the expected life rolling volatility, the median of the most recent term of the expected life volatility of 3M stock, and the implied volatility on the grant date. The expected term assumption is based on the weighted average of historical grants.

The following table summarizes restricted stock and restricted stock unit activity during the twelve months ended December 31, 2012:

Restricted Stock and Restricted Stock Units

	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	4,858,972	$73.02	4,812,657	$68.75	4,379,480	$68.85
Granted
Annual	968,522	87.92	889,448	89.46	902,549	78.81
Other	99,337	85.07	351,624	87.07	527,823	70.09
Vested	(2,594,468)	63.51	(1,077,816)	72.21	(948,233)	79.12
Forfeited	(70,801)	82.65	(116,941)	72.01	(48,962)	76.22
As of December 31	3,261,562	$85.17	4,858,972	$73.02	4,812,657	$68.75

As of December 31, 2012, there was $79 million of compensation expense that has yet to be recognized related to non-vested restricted stock and restricted stock units. This expense is expected to be recognized over the remaining weighted-average vesting period of 25 months. The total fair value of restricted stock and restricted stock units that vested during the twelve months ended December 31, 2012, 2011 and 2010 was $228 million, $102 million and $75 million, respectively. The Company's actual tax benefits realized for the tax deductions related to the vesting of restricted stock and restricted stock units for the twelve months ended December 31, 2012, 2011 and 2010 was $86 million, $36 million and $20 million, respectively.

Restricted stock units granted under the 3M 2008 Long-Term Incentive Plan generally vest three years following the grant date assuming continued employment. The one-time “buyout” restricted stock unit grant in 2007 vested at the end of five years. Restricted stock unit grants issued in 2008 and prior did not accrue dividends during the vesting period. Beginning in 2009, dividend equivalents equal to the dividends payable on the same number of shares of 3M common stock accrue on these restricted stock units during the vesting period, although no dividend equivalents are paid on any of these restricted stock units that are forfeited prior to the vesting date. Dividends are paid out in cash at the vest date on restricted stock units, except for performance shares which do not earn dividends. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average restricted stock unit shares outstanding are included in the computation of diluted earnings per share.

Performance Shares

Beginning in 2008, the Company grants certain members of executive management performance shares on an annual basis. The performance criteria, which were modified in 2010, are designed to focus management attention on three key factors that create long-term stockholder value: Organic Sales Volume Growth, Return on Invested Capital and sales from new products. The number of shares of 3M common stock that could actually be delivered at the end of the three-year performance period may be anywhere from 0% to 200% of each performance share granted, depending on the performance of the Company during such performance period. Non-substantive vesting requires that expense for the performance shares be recognized over one or three years depending on when each individual became a 3M executive. The first performance shares, which were granted in 2008, were distributed in 2011. Performance shares do not accrue dividends during the performance period. Therefore, the grant date fair value is determined by reducing the closing stock price on the date of grant by the net present value of dividends during the performance period. As a result of the significant uncertainty due to the economic crisis of 2008-2009, the Company granted restricted stock units instead of performance shares in 2009. Therefore, since there were no performance shares in 2009, there were also no related distributions in 2012. Performance share grants resumed in 2010 and continued thereafter.

The following table summarizes performance share activity during the twelve months ended December 31, 2012:

	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	878,872	$78.55	760,645	$73.99	―	$ ―
Granted	467,531	81.55	415,024	84.58	370,575	74.46
Distributed	―	―	(206,410)	72.77	―	―
Performance change	(178,838)	81.27	(39,323)	82.10	396,390	73.55
Forfeited	(78,481)	80.21	(51,064)	80.20	(6,320)	73.92
As of December 31	1,089,084	$79.27	878,872	$78.55	760,645	$73.99

As of December 31, 2012, there was $11 million of compensation expense that has yet to be recognized related to performance shares. This expense is expected to be recognized over the remaining weighted-average earnings period of 11 months. There were no performance shares distributed or related tax benefits realized during the twelve months ended December 31, 2012 and 2010. For the twelve months ended December 31, 2011, the total fair value of performance shares that were distributed was $18 million and actual tax benefits realized for the tax deductions related to the distribution of performance shares was $5 million.

General Employees' Stock Purchase Plan (GESPP):

In May 2012, shareholders approved an additional 30 million shares for issuance under the Company's GESPP, increasing the number of approved shares to 60 million shares. Substantially all employees are eligible to participate in the plan. Participants are granted options at 85% of market value at the date of grant. There are no GESPP shares under option at the beginning or end of each year because options are granted on the first business day and exercised on the last business day of the same month.

General Employees' Stock Purchase Plan

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	1,455,545	$75.32	1,433,609	$73.67	1,325,579	$70.57
Options exercised	(1,455,545)	75.32	(1,433,609)	73.67	(1,325,579)	70.57
Shares available for grant -
December 31	31,445,207		2,900,751		4,334,360

The weighted-average fair value per option granted during 2012, 2011 and 2010 was $13.29, $13.00 and $12.45, respectively. The fair value of GESPP options was based on the 15% purchase price discount. The Company recognized compensation expense for GESSP options of $19 million in 2012, $19 million in 2011 and $17 million in 2010.